Note 11 - Stock Option Plan and Stock-based Compensation - Stock Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance, number of shares outstanding (in shares)	192,898	65,471	112,932
Beginning balance, weighted average exercise price per share (in dollars per share)	$ 8.46	$ 16.86	$ 15.37
Number of options outstanding, options cancelled (in shares)	0		(47,461)
Options cancelled, weighted average exercise price per share (in dollars per share)			$ 0
Number of options outstanding, options granted (in shares)	0	127,427	0
Options granted, weighted average exercise price per share (in dollars per share)		$ 4.14
Ending balance, number of shares outstanding (in shares)	192,898	192,898	65,471
Ending balance, weighted average exercise price per share (in dollars per share)	$ 8.46	$ 8.46	$ 16.86
Vested and expected to vest (in shares)	192,898	192,898
Vested and expected to vest, weighted average exercise price per share (in dollars per share)	$ 8.46	$ 8.46
Share-Based Payment Arrangement, Option [Member]
Beginning balance, number of shares available for grant (in shares)	1,257,334	461,587	343,871
Number of shares available for grant, options authorized (in shares)		923,174	461,587
Number of shares available for grant, options cancelled (in shares)			47,461
Effect of plan amendment on business combination (in shares)			(391,332)
Number of shares available for grant, options granted (in shares)		(127,427)
Ending balance, number of shares available for grant (in shares)	1,257,334	1,257,334	461,587